Loans from Banking Corporations - Schedule of Loans from Banking Corporations (Details) - ILS (₪)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans from Banking Corporations [Abstract]
Loan from Mizrahi Bank A/c 73959		₪ 13,892
Less - current maturities		(13,892)
Total